Offerings - Offering: 1	Mar. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 13,959,742
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,927.84
Offering Note

(a)	Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(b)	Calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.